Offerings - Offering: 1	Feb. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Fixed-to-Fixed Reset Rate Subordinated Tier 2 Notes due 2047
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933 (the “Securities Act”), as amended. Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.